FVIT Balanced Managed Risk Portfolio (formerly FVIT Index Managed Risk Portfolio)

Class II shares

1-877-881-7735

www.Forethought.com

Summary Prospectus    April 30, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated April 30, 2014, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at www.geminifund.com/ForethoughtDocuments. You can also obtain these documents at no cost by calling 1-877-881-7735 or by sending an email request to orderFVIT@geminifund.com.

Investment Objectives: The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Acquired Fund Fees and Expenses(2)	0.14%
Total Annual Portfolio Operating Expenses	1.09%
Fee Waiver and/or Reimbursement(3)	(0.04)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.05%

(1)

Estimated for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.91% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$107	$343

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the period October 31, 2013 to December 31, 2013, the Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies:  The Adviser seeks to achieve the Portfolio’s investment objective by allocating, under normal circumstances, at least 80% of the Portfolio’s net assets to a Capital Appreciation and Income Component and up to 20% of the Portfolio’s net assets to a Managed Risk Component.  The Capital Appreciation and Income Component uses a “fund of funds” strategy, which seeks to achieve its objective by investing in a combination of unaffiliated Exchange Traded Funds (“ETFs”) and/or unaffiliated mutual funds (collectively, the “Underlying Funds”). This strategy of investing in a combination of ETFs is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments The Managed Risk Component is managed pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser will invest the Capital Appreciation and Income Component of the Portfolio in a mix of Underlying Funds that hold equity and fixed income securities. The mix of Underlying Funds will vary with market conditions and the Adviser’s assessment of the Underlying Funds’ relative attractiveness as investment opportunities. Generally, the Adviser expects to invest approximately 55% of the Capital and Income Component in equity-based Underlying Funds, and approximately 45% of the Capital and Income Component in fixed income-based Underlying Funds although the Adviser may modify the target allocation from time to time. Modifications in the allocations to the Underlying Funds are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style.

The Underlying Funds’ investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income instruments including U.S. treasuries, mortgage-backed securities and inflation-indexed instruments. An Underlying Fund may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region.  As a result of its exposure to the Underlying Funds, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ adviser). Such securities are sometimes referred to as “junk bonds.”

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser, Milliman Financial Risk Management LLC (“Milliman”) to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. The sub-adviser may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  The sub-adviser may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. The sub-adviser adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline.  The sub-adviser seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio’s hedge instruments accordingly. In addition, the sub-adviser will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.  The sub-adviser may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions.  The sub-adviser may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions.  In these situations, the sub-adviser’s activity could significantly reduce the Portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio.  The sub-adviser also adjusts hedge instruments to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

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Asset Allocation:  The Portfolio’s percentage allocations to Underlying Funds that hold equity and debt securities could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

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Conflicts of Interest Risk: The managed risk strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the managed risk strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

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Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

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Derivatives Risk:  The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act called for new regulation of derivatives markets, including the clearing and central trading of many standardized over-the-counter derivative instruments deemed to be “swaps.” The extent and impact of this regulation is not yet known and may not be known for some time. These regulatory developments may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

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Futures:  A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of the Underlying Funds, or to those of unhedged funds in general.

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Hedging:  Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

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Leverage Risk: The use of futures, options, swaps, structured notes, and other derivatives, may result in leverage, which can magnify the effects of changes in the value of the Portfolio’s investments and make it more volatile.  The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.  The use of leverage in the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.

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Options:  Options trading is a highly specialized activity that entails greater than ordinary investment risk.  Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

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Structured Notes:  Structured notes and other related instruments purchased by the Underlying Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). Structured notes expose the Portfolio to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

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Swaps:  In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor.  Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and, when traded in OTC markets, are subject to counterparty risk (e.g. the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value).  Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for the Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses.  Although central clearing and exchange-trading of swaps are expected to decrease the counterparty risk involved in bi-laterally negotiated contracts and increase market liquidity, exchange-trading and clearing would not make the contracts risk free.

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Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it indirectly invests or to which it has exposure.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

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ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, the Portfolio’s risks include the risks of each ETF. For this reason, it is important to understand the risks associated with investing in the Portfolio include the risks of investing in each ETF.  The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

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Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities. Rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed income holdings.

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Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

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Growth Stock Risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

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Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the ability to sell bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

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Limited History of Operation Risk:  The Portfolio has a limited history of operation for investors to evaluate.

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Management Risk:  Investments that are actively selected by the adviser, and the strategies employed by the sub-adviser, may not produce the desired results, and may result in losses to the Portfolio.

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Market Risk:  Overall securities market risks may affect the value of individual Underlying Funds. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

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Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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Over-the-Counter Transactions Risk: The Portfolio engages in over the counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange.  In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges.

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Portfolio Structure Risk: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding an Underlying Fund investment directly would incur lower overall expenses but would not receive the benefit of the adviser’s active management of the Portfolio or the specific managed risk strategy offered in this Portfolio.

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Short Positions Risk:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

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Underlying Fund Risks:  Because the Portfolio’s investments include shares off Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund. For this reason, it is important to understand that the risks associated with investing in the Portfolio include the risks of investing in each Underlying Fund.

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Value Stock Risk: Value stocks involve the risk that they may never reach what the Underlying Fund manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds (such as those emphasizing growth stocks).

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Investment Adviser:  Forethought Investment Advisors, LLC

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA, Vice President of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of Forethought Life Insurance Company.  You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate account for your benefit and the benefit of other purchasers.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your variable annuity contract.

Tax Information:  It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable annuity contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your variable annuity contract prospectus for additional information on taxes.

Payments to Other Financial Intermediaries:  The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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